Schedule of Sensitivity Analysis of Level 3 Financial Assets and Liabilities (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	$ 131	$ 205
Increase in fair value	69	198
Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Securities [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	92	57
Increase in fair value	38	27
Derivatives [member] | Interest Rate Contracts [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	12	12
Increase in fair value, liabilities	10	10
Financial assets at fair value through other comprehensive income [member] | Equity Securities 1 [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value	16	13
Increase in fair value	7	7
Trading deposits [member] [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities		33
Increase in fair value, liabilities		72
Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	14	83
Increase in fair value, liabilities	11	62
Derivatives [member] | Equity Contracts [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value		18
Increase in fair value		27
Derivatives [member] | Equity Contracts [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	2	71
Increase in fair value, liabilities	1	52
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilities [Line Items]
Decrease in fair value, liabilities	9	1
Increase in fair value, liabilities	$ 13	$ 3